Sublease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Summary Of Expected Future Sublease Income	The below table shows the expected future sublease income as of June 30, 2023.

Years Ending December 31,	Sublease Income
2023	1,186
2024	1,383

Total future sublease income	2,569

The below table shows the expected future sublease income as of December 31, 2022.

Years Ending December 31,	Sublease Income
2023	$2,371
2024	1,383

Total future sublease income	$3,754